Acquisitions and Divestitures (Details) (USD $) In Millions, unless otherwise specified							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 International Card Services [Member]	Dec. 31, 2012 International Card Services [Member]	Dec. 31, 2011 International Card Services [Member]	Dec. 31, 2013 Loyalty Partner Acquisition [Member] International Card Services [Member]	Mar. 01, 2011 Loyalty Partner Acquisition [Member] International Card Services [Member]
Assets acquired and liabilities assumed for acquisitions
Goodwill	$ 3,198	$ 3,181	$ 3,172	$ 1,052	$ 1,031	$ 1,023		$ 539
Definite-lived intangible assets	817	993						295
Other assets	1,957	1,665						208
Total assets	153,375	153,140						1,042
Total liabilities (including NCI)	133,879	134,254						426
Net assets acquired								616
Acquisition Textuals [Abstract]
Total consideration								616
Non-controlling equity interest, fair value								148
Cash payment due to extinguishing a portion of NCI							132
Long-term liability incurred as a cause of the extinguishment of a portion of NCI							121
Reduction in equity due to extinguishment of a portion of NCI							$ 107